Commitments and Contingencies (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Ground Leases (a)
Future minimum lease payments
2012	$ 5,043
2013	5,043
2014	5,043
2015	5,043
2016	5,043
Thereafter	314,914
Total	340,129
Office Space
Future minimum lease payments
2012	458
2013	478
2014	498
2015	499
2016	40
Thereafter	0
Total	$ 1,973